Summary of Significant Accounting Policies - Schedule of Exchange Rates Consolidated Financial Statements (Details)	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Year-end spot rate [Member]
Schedule of Exchange Rates Consolidated Financial Statements [Line Items]
Exchange rates	7.842		7.7833
Average rate [Member]
Schedule of Exchange Rates Consolidated Financial Statements [Line Items]
Exchange rates	7.8243	7.7917		7.8191